Borrowings - Summary of Borrowings under Credit Facilities (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 AUD ($)	May 27, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 1,200.0
Borrowings	1,078.1	$ 1,526.9
Repayment	(644.2)	(1,014.2)	$ (1,604.3)
Variable rate with exposure to repricing (six months or less)	83.5	533.5
Fixed rate with no exposure to repricing	994.6	993.4
Committed	1,887.1	1,471.3
Uncommitted	85.4	104.5
Undrawn borrowing facilities net	1,972.5	1,575.8
Undrawn borrowing facilities	1,887.1	1,471.3
– within one year
Disclosure of detailed information about borrowings [line items]
Committed	50.0	166.5
– later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Committed	565.6	96.2
– later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Committed	766.5	608.6
– later than three years and not later than five years
Disclosure of detailed information about borrowings [line items]
Committed	505.0	600.0
US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	1,078.1	1,326.9
Australian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	200.0
Rand
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	0.0
the 2020 notes
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	1,000.0
Borrowings	0.0	0.0			$ 250.0
the 2020 notes | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	0.0	601.4
Unwinding of transaction costs	0.0	0.9
Repayment	0.0	(602.3)
the 5-year notes
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 500.0	$ 500.0
Borrowings maturity, term	5 years	5 years
Borrowings	$ 497.9	$ 497.0
the 5-year notes | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	497.9	497.0	496.3
Loans advanced	0.0	0.0
Transaction costs	0.0	0.0
Unwinding of transaction costs	0.9	0.7
the 10-year notes
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 500.0	$ 500.0
Borrowings maturity, term	10 years	10 years
Borrowings	$ 496.7	$ 496.4
the 10-year notes | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	496.7	496.4	496.1
Loans advanced	0.0	0.0
Transaction costs	0.0	0.0
Unwinding of transaction costs	0.3	0.3
US$150 million revolving senior secured credit facility – old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	150.0
Borrowings	0.0	83.5
US$150 million revolving senior secured credit facility – old | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	83.5	83.5
Repayment	(83.5)	0.0
US$150 million revolving senior secured credit facility - new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	150.0
Borrowings	83.5	0.0
US$150 million revolving senior secured credit facility - new | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	83.5	0.0
Loans advanced	83.5	0.0
AU $ 500 million syndicated revolving credit facility - old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 500
Borrowings	0.0	0.0
AU $ 500 million syndicated revolving credit facility - old | Australian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	0.0	168.5
Loans advanced	0.0	85.8
Repayment	0.0	(248.9)
Translation adjustment	0.0	(5.4)
AU $ 500 million syndicated revolving credit facility - new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 500
Borrowings	0.0	200.0
AU $ 500 million syndicated revolving credit facility - new | Australian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	200.0	0.0
Loans advanced	0.0	191.0
Repayment	(186.7)	0.0
Translation adjustment	(13.3)	9.0
US$ 1200 million revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	1,200.0
Borrowings	0.0	250.0	$ 0.0
Loans advanced	124.0	413.0
Repayment	$ (374.0)	$ (163.0)